Share Capital - Components of Common Shares Issued and Outstanding (Detail)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Common shares	120,247,647	119,909,016	121,540,562
Total common shares outstanding including convertible equity instruments	129,957,545	130,339,182
Stock options [Member]
Class of Stock [Line Items]
Securities convertible into common shares	9,465,372	10,340,968
DSU Plan [Member]
Class of Stock [Line Items]
Securities convertible into common shares	244,526	89,198